Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Guardian Core Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Capital Guardian Core Balanced Fund (the “Fund”)is to produce growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of realization of current income through the receipt of interest or dividends.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to achieve its investment objective by investing primarily in equity and fixed income securities of companies of any size.  Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation.  The Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved.

Equity securities in which the Fund may invest include common stock, preferred stock, and convertible securities, and American Depositary Receipts (“ADRs”). Investments will generally be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded.  Although the Fund may invest in securities of small, medium and large capitalization companies, the Fund intends to maintain a growth-oriented style of investing, subject to the Fund’s investment restrictions and diversification status.

Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities.  The Fund’s investments in fixed income securities consist primarily of investment grade corporate and U.S. Government and agency fixed income securities.  Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations. The Fund may invest in fixed income securities of any duration.  Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates.  For example, 5 year duration means the investment will decrease in value by 5% if interest rates rise 1%.

Analytical emphasis is focused on financial ratios such as pre-tax margins, return on equity and cash flow and earnings growth which are actually or expected to be superior to those of the average company.  While price earnings (“P/E”) ratios are important valuation criteria, there is no limitation or emphasis on high or low P/E stocks.

In practical application, the Fund attempts to attain its investment objectives by relying on three fundamental practices:

•	Careful selection of securities–based on the performance and position of individual companies and their industries relative to alternate investments.

•	Broad diversification among industries and their companies–fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

•	Continuous scrutiny of investments–realization of a security’s growth potential depends upon many factors, including timing trends of the market, and the economy.

The Fund continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  However, the Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.   The principal risk factors affecting shareholders' investments in the Fund are set forth below.

•
Stocks Risk. The market value of stocks held by the Fund may increase or decline more dramatically than other asset classes over a shorter period of time.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•	Smaller Companies Risk. The risk that the securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.

•	Management Risk. The Fund is subject to the risk that the judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

•
Medium and Large Companies Risk.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

•
Fixed Income Securities Risk.  The value of your investment in the Fund may change in response to changes in interest rates.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in the Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  The Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks are present when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus.
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less: Fee Waiver/ Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	473
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver/ Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 395

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	Capital Guardian Asset Management, LLC ("CGAM") has contractually agreed to waive its fees and/or reimburse the Fund for any expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.25% of the average daily net assets of the Investor Class and 1.00% of the average daily net assets for the Institutional Class. This agreement will continue in effect for one year after the effective date of this prospectus, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal. CGAM has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.25% of average daily net assets of the Investor Class and 1.00% of the average daily net assets of the Institutional Class in the year of reimbursement.